Operating Lease (Details) - Schedule of Operating Lease Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Expenses [Abstract]
Operating lease cost	$ 203,445	$ 195,887
Weighted-average remaining lease term (years)
Operating leases	1 year 9 months	2 years 9 months 29 days
Weighted-average discount rate (%)
Operating leases	8.00%	8.00%